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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.

                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Corvex Management LP
Address:       712 Fifth Avenue, 23rd Floor
               New York, New York 10019

Form 13F File Number: 028-14659

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Keith Meister
Title:     Managing Partner
Phone:     (212) 474-6700

Signature, Place, and Date of Signing:

/s/ Keith Meister             New York, New York           November 14, 2012
--------------------          ------------------           -----------------
     [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                     0
                                                              ----------

Form 13F Information Table Entry Total:                               54
                                                              ----------

Form 13F Information Table Value Total:                       $1,988,270
                                                              ----------
                                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.          Form 13F File Number          Name
     ---          --------------------          ----

     None.

                                                   Corvex Management LP
                                                Form 13F Information Table
                                             Quarter ended September 30, 2012


          COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4         COLUMN 5       COLUMN 6 COLUMN 7  COLUMN 8
                                                  CUSIP      VALUE      SHRS OR   SH/  PUT/  INVT  OTH  VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      NUMBER    (x$1000)    PRN AMT   PRN  CALL  DISC  MNG SOLE  SHARED  NONE
----------------------------  ---------------   ---------- ----------  ---------  ---  ----- ----  --- ----  ------  ----
AMERICAN INTL GROUP INC       COM NEW           026874784  $   41,807  1,275,000  SH         SOLE        X
AMERICAN TOWER CORP NEW       COM               03027X100  $    8,789    123,115  SH         SOLE        X
ANADARKO PETE CORP            COM               032511107  $   70,672  1,010,750  SH         SOLE        X
ANADARKO PETE CORP            COM               032511107  $   52,440    750,000  SH   CALL  SOLE        X
ANCESTRY COM INC              COM               032803108  $    1,504     50,000  SH         SOLE        X
ANCESTRY COM INC              COM               032803108  $    6,016    200,000  SH   CALL  SOLE        X
ARMOUR RESIDENTIAL REIT INC   COM               042315101  $   27,077  3,534,800  SH         SOLE        X
BMC SOFTWARE INC              COM               055921100  $   73,121  1,762,387  SH         SOLE        X
BP PLC                        SPONSORED ADR     055622104  $   21,180    500,000  SH   CALL  SOLE        X
CENTENE CORP DEL              COM               15135B101  $      438     11,707  SH         SOLE        X
CENTENE CORP DEL              COM               15135B101  $   24,317    650,000  SH   CALL  SOLE        X
CHESAPEAKE ENERGY CORP        COM               165167107  $    9,435    500,000  SH   CALL  SOLE        X
COMPUWARE CORP                COM               205638109  $    3,672    370,500  SH         SOLE        X
CORRECTIONS CORP AMER NEW     COM NEW           22025Y407  $  124,242  3,714,258  SH         SOLE        X
CORRECTIONS CORP AMER NEW     COM NEW           22025Y407  $   33,450  1,000,000  SH   CALL  SOLE        X
CYS INVTS INC                 COM               12673A108  $   13,386    950,000  SH         SOLE        X
DIRECTV                       COM               25490A309  $   23,130    440,907  SH         SOLE        X
DOLLAR GEN CORP NEW           COM               256677105  $    7,731    150,000  SH         SOLE        X
DOLLAR THRIFTY AUTOMOTIVE GP  COM               256743105  $    6,520     75,000  SH         SOLE        X
DUN & BRADSTREET CORP DEL NE  COM               26483E100  $    7,166     90,000  SH         SOLE        X
EXPRESS SCRIPTS HLDG CO       COM               30219G108  $   87,613  1,398,000  SH         SOLE        X
GAYLORD ENTMT CO NEW          COM               367905106  $   29,613    749,124  SH         SOLE        X
GENERAL GROWTH PPTYS INC NEW  COM               370023103  $    1,948    100,000  SH         SOLE        X
GLOBAL PMTS INC               COM               37940X102  $   46,993  1,123,417  SH         SOLE        X
HARRY WINSTON DIAMOND CORP    COM               41587B100  $   13,024  1,100,000  SH         SOLE        X
HEALTH NET INC                COM               42222G108  $    4,265    189,481  SH         SOLE        X
HERTZ GLOBAL HOLDINGS INC     COM               42805T105  $    7,552    550,000  SH         SOLE        X
HESS CORP                     COM               42809H107  $   61,778  1,150,000  SH   CALL  SOLE        X
INTEROIL CORP                 COM               460951106  $   11,589    150,000  SH   CALL  SOLE        X
ISHARES TR                    RUSSELL 2000      464287655  $  479,895  5,750,000  SH   PUT   SOLE        X
JPMORGAN CHASE & CO           COM               46625H100  $   34,408    850,000  SH         SOLE        X
KINDER MORGAN INC DEL         *W EXP 05/25/201  49456B119  $    1,747    500,600  SH         SOLE        X
LAMAR ADVERTISING CO          CL A              512815101  $   38,172  1,030,000  SH         SOLE        X
LONE PINE RES INC             COM               54222A106  $    5,923  3,797,100  SH         SOLE        X
MOLINA HEALTHCARE INC         NOTE 3.750%10/0   60855RAA8  $    9,518  8,500,000  PRN        SOLE        X
NETAPP INC                    COM               64110D104  $   46,032  1,400,000  SH         SOLE        X
NEWELL RUBBERMAID INC         COM               651229106  $    7,636    400,000  SH         SOLE        X
NEXEN INC                     COM               65334H102  $    5,068    200,000  SH         SOLE        X
PLAINS EXPL& PRODTN CO        COM               726505100  $    1,874     50,000  SH         SOLE        X
RALCORP HLDGS INC NEW         COM               751028101  $  212,795  2,914,996  SH         SOLE        X
SBA COMMUNICATIONS CORP       COM               78388J106  $   41,316    656,848  SH         SOLE        X
SEMGROUP CORP                 CL A              81663A105  $    4,176    113,317  SH         SOLE        X
SENSATA TECHNOLOGIES HLDG BV  SHS               N7902X106  $   11,335    380,749  SH         SOLE        X
TREEHOUSE FOODS INC           COM               89469A104  $    9,844    187,500  SH         SOLE        X
TRONOX LTD                    SHS CL A          Q9235V101  $   12,602    556,401  SH         SOLE        X
TW TELECOM INC                COM               87311L104  $    3,214    123,300  SH         SOLE        X
TYCO INTERNATIONAL LTD        SHS               H89128104  $   92,156  1,638,044  SH         SOLE        X
TYCO INTERNATIONAL LTD        SHS               H89128104  $   47,821    850,000  SH   CALL  SOLE        X
VERINT SYS INC                COM               92343X100  $    5,170    188,400  SH         SOLE        X
VERISIGN INC                  COM               92343E102  $   36,959    759,071  SH         SOLE        X
WESTERN ASSET MTG CAP CORP    COM               95790D105  $    7,770    350,000  SH         SOLE        X
WILLIAMS COS INC DEL          COM               969457100  $   39,729  1,136,075  SH         SOLE        X
WYNDHAM WORLDWIDE CORP        COM               98310W108  $    9,735    185,500  SH         SOLE        X
YAHOO INC                     COM               984332106  $    2,907    182,000  SH         SOLE        X


Total Fair Market Value (in thousands):                    $1,988,270
